Share-based compensation	12 Months Ended
Mar. 31, 2016
Share-based compensation
Share-based compensation

18Share-based compensation

At the annual general meeting of the Company on February 18, 2011 (the “Adoption Date”), the shareholders of the Company approved a restricted share unit (the “RSU Scheme”) for the purpose of attracting and retaining skilled and experienced personnel. Certain administrative provisions of the RSU scheme were subsequently amended by the Board of Directors of the Company in August 2014. The RSU Scheme will be valid and effective for a period of ten years commencing from the Adoption Date of the RSU Scheme.

On December 15, 2014 (the “Grant Date”), the Company granted a total of 7,300,000 restricted share units (“RSUs”) to certain executives, directors and key employees (the “RSU Grantees”) under the RSU Scheme. The RSUs will be vested in whole at any time during its valid period, subject to the fulfilment of certain operational and/or financial performance targets as set by relevant committee of the Company’s Board of Directors. Upon vesting, each RSU shall be entitled to the transfer or issue of one ordinary share in the share capital of the Company. The RSUs are exercisable only if the RSU Grantees remained employed by the Company.

The fair value of each RSU is US$4.15, which was based on the market price of the ordinary shares of the Company at Grant Date. During the years ended March 31, 2015 and 2016, the RSUs granted had not been vested and there were 7,300,000 RSUs outstanding and nil exercisable as of March 31, 2015 and 2016 with a weighted average remaining contract life of 3 years and 2 years, respectively. Management assessed that the satisfaction of the operational and/or financial performance targets of the RSUs granted are probable within its valid period.

Share-based compensation expense recognized for non-vested RSUs is allocated to the following expense items:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Direct costs	—	416	1,475	229
Sales and marketing	—	4,624	16,413	2,545
General and administrative	—	11,495	40,796	6,327

Total share-based compensation expense	—	16,535	58,684	9,101